                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             MARCH 31, 2001
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                             J. H. WHITNEY III MANAGEMENT LLC
                   -------------------------------------------------------------
Address:                          177 BROAD STREET
                    ------------------------------------------------------------
                                  STAMFORD, CT 06901
                   -------------------------------------------------------------

13F File Number:       28-05749
                   ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                             DANIEL J. O'BRIEN
                  --------------------------------------------------------------
Title:                            MANAGING MEMBER
                  --------------------------------------------------------------
Phone:                            203-973-1440
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

    Daniel J. O'Brien               STAMFORD, CT               MAY 11, 2001
--------------------------  -----------------------------  ---------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

              28-05743                             WHITNEY HOLDINGS, LLC
         -------------------                ------------------------------------


     COLUMN 1                                    COLUMN 2      COLUMN 3     COLUMN 4                 COLUMN 5
     --------                                    --------      --------     --------  -------------------------------------


     NAME OF ISSUER                             TITLE OF     CUSIP          VALUE       SHRS OR PRN   SH/PRN   PUT/CALL
     --------------                             --------     -----          -----       -----------   ------   --------
                                                  CLASS                    (X$1000)          AMT
                                                  -----                    --------          ---
   1 VERITAS SOFTWARE                             COMMON    923436109           3,195          69,106    SH
   2 APAC TELESERVICES                            COMMON    00185E106           4,857         925,100    SH
   3 AT&T CORP.                                   COMMON    001957109           2,130         100,000    SH
   4 COMARCO                                      COMMON    200080109           1,595         109,500    SH
   5 COMMONWEALTH TELEPHONE ENTERPRISES, INC.     COMMON    203349105           6,907         200,201    SH
   6 QUALCOMM INC.                                COMMON    747525103           5,662         100,000    SH
   7 ACTIVISION INC.                              COMMON    004930202          28,444       1,169,944    SH
   8 ARGOSY GAMING COMPANY                        COMMON    040228108          13,752         526,900    SH
   9 ELECTRONIC ARTS                              COMMON    285512109           7,052         130,000    SH
  10 IL FORNAIO AMERICA CORP.                     COMMON    451926109           4,021         295,000    SH
  11 LIBERTY MEDIA GROUP                          COMMON    87924V507           5,446         389,000    SH
  12 TOYS R US                                    COMMON    892335100           7,121         283,700    SH
  13 ALBERTA ENERGY                               COMMON    012873105           1,329          30,000    SH
  14 GRACO INC.                                   COMMON    384109104             840          30,000    SH
  15 H & R BLOCK                                  COMMON    093671105           3,004          60,000    SH
  16 JHWIII(1) WEP(2)                             COMMON    615785102           4,025       1,018,900    SH
  17 CERIDIAN CORP.                               COMMON    156779100           5,550         300,000    SH
  18 ACE CASH EXPRESS INC.                        COMMON    004403101           3,221         259,009    SH
  19 DATA BROADCASTING                            COMMON    237596101           4,606         606,500    SH
  20 DUNN & BRADSTREET CORP.                      COMMON    26473E100           5,157         218,872    SH
  21 EFUNDS CORP.                                 COMMON    28224R101          28,890       1,500,800    SH
  22 MOODYS CORPORATION                           COMMON    615369105           4,682         169,896    SH
  23 NEMIL BANCORP INC.                           COMMON    651633109             492          43,000    SH
  24 NOVA CORPORATION                             COMMON    669784100           6,487         351,800    SH
  25 LABORATORY CORP. OF AMERICA HOLDINGS         COMMON    50540R409          18,780         156,171    SH
  26 CELERITEK INC.                               COMMON    150926103           3,825         300,000    SH
  27 COGNIZANT                                    COMMON    192446102           7,624         253,600    SH
  28 DATUM INC.                                   COMMON    238208102           3,144         227,613    SH
  29 JUPITER MEDIA METRIX INC.                    COMMON    48206U104             725         223,111    SH
  30 PERSISTENCE SOFTWARE, INC.                   COMMON    715329108             230         230,000    SH
  31 PROCURENET                                   COMMON            -               -          10,000    SH
  32 TRIDENT MICROSYSTEMS                         COMMON    895919108           3,251         587,700    SH
  33 NMT MEDICAL INC.                             COMMON    629294109           5,947       2,504,010    SH


     COLUMN 1                                        COLUMN 6         COLUMN 7                    COLUMN 8
     --------                                        --------         --------                    --------
                                                                                              VOTING AUTHORITY
                                                                                  ------------------------------------
     NAME OF ISSUER                                INVESTMENT         OTHER             SOLE       SHARED       NONE
     --------------                                ----------         -----             ----       ------       ----
                                                   DISCRETION        MANAGERS
                                                   ----------        --------
   1 VERITAS SOFTWARE                             SHARED-DEFINED        NONE            69,106
   2 APAC TELESERVICES                            SHARED-DEFINED        NONE           925,100
   3 AT&T CORP.                                   SHARED-DEFINED        NONE           100,000
   4 COMARCO                                      SHARED-DEFINED        NONE           109,500
   5 COMMONWEALTH TELEPHONE ENTERPRISES, INC.     SHARED-DEFINED        NONE           200,201
   6 QUALCOMM INC.                                SHARED-DEFINED        NONE           100,000
   7 ACTIVISION INC.                              SHARED-DEFINED        NONE         1,169,944
   8 ARGOSY GAMING COMPANY                        SHARED-DEFINED        NONE           526,900
   9 ELECTRONIC ARTS                              SHARED-DEFINED        NONE           130,000
  10 IL FORNAIO AMERICA CORP.                     SHARED-DEFINED        NONE           295,000
  11 LIBERTY MEDIA GROUP                          SHARED-DEFINED        NONE           389,000
  12 TOYS R US                                    SHARED-DEFINED        NONE           283,700
  13 ALBERTA ENERGY                               SHARED-DEFINED        NONE            30,000
  14 GRACO INC.                                   SHARED-DEFINED        NONE            30,000
  15 H & R BLOCK                                  SHARED-DEFINED        NONE            60,000
  16 JHWIII(1) WEP(2)                             SHARED-DEFINED        NONE         1,018,900
  17 CERIDIAN CORP.                               SHARED-DEFINED        NONE           300,000
  18 ACE CASH EXPRESS INC.                        SHARED-DEFINED        NONE           259,009
  19 DATA BROADCASTING                            SHARED-DEFINED        NONE           606,500
  20 DUNN & BRADSTREET CORP.                      SHARED-DEFINED        NONE           218,872
  21 EFUNDS CORP.                                 SHARED-DEFINED        NONE         1,500,800
  22 MOODYS CORPORATION                           SHARED-DEFINED        NONE           169,896
  23 NEMIL BANCORP INC.                           SHARED-DEFINED        NONE            43,000
  24 NOVA CORPORATION                             SHARED-DEFINED        NONE           351,800
  25 LABORATORY CORP. OF AMERICA HOLDINGS         SHARED-DEFINED        NONE           156,171
  26 CELERITEK INC.                               SHARED-DEFINED        NONE           300,000
  27 COGNIZANT                                    SHARED-DEFINED        NONE           253,600
  28 DATUM INC.                                   SHARED-DEFINED        NONE           227,613
  29 JUPITER MEDIA METRIX INC.                    SHARED-DEFINED        NONE           223,111
  30 PERSISTENCE SOFTWARE, INC.                   SHARED-DEFINED        NONE           230,000
  31 PROCURENET                                   SHARED-DEFINED        NONE            10,000
  32 TRIDENT MICROSYSTEMS                         SHARED-DEFINED        NONE           587,700
  33 NMT MEDICAL INC.                             SHARED-DEFINED       WEP(2)        2,504,010

----------
(1) J.H. WHITNEY III MANAGEMENT, LLC
(2) J.H. WHITNEY EQUITY PARTNERS, LLC


     COLUMN 1                                    COLUMN 2      COLUMN 3     COLUMN 4                 COLUMN 5
     --------                                    --------      --------     --------  -------------------------------------


     NAME OF ISSUER                             TITLE OF     CUSIP          VALUE       SHRS OR PRN   SH/PRN   PUT/CALL
     --------------                             --------     -----          -----       -----------   ------   --------
                                                  CLASS                    (X$1000)          AMT
                                                  -----                    --------          ---
  34 NU SKIN ENTREPRENUERS                        COMMON    67018T105             128          15,062    SH
  35 USINTERNETWORKING INC.                       COMMON    917311805           4,603       3,981,236    SH
  36 SPECTRASITE HOLDINGS, INC.                   COMMON    84760T100          56,017      12,989,337    SH

  37 VITAMINESHOPPE.COM                           COMMON    92848M104           1,059       1,092,849    SH
  38 TELECORP PCS INC.                            COMMON    879300101         140,700       9,341,071    SH

  39 SCIQUEST.COM, INC.                           COMMON    80908Q107             471         538,105    SH
  40 TBM HOLDINGS INC.                            COMMON    872197108           7,500       1,416,667    SH
  41 CARESCIENCE INC.                             COMMON    141726109           2,310       2,639,948    SH
  42 WORLD ACCESS INC.                            COMMON    98141A101               4          15,710    SH
  43 EXFO NOV 01 $30 PUTS                                   3020438KF             134             100             PUTS
  44 CD RADIO WARRANTS                                      125127134             750           6,000             CALLS
  45 XM SATTELLITE RADIO INC WARRANTS                       98375Y114             125           5,000             CALLS
  46 METRICOM WARRANTS                                      591596135             100           2,500             CALLS
  47 CHARLES RIVER WARRANTS                                 159863117           3,804          24,700             CALLS
                                                                              419,696


     COLUMN 1                                        COLUMN 6         COLUMN 7                    COLUMN 8
     --------                                        --------         --------                    --------
                                                                                              VOTING AUTHORITY
                                                                                  ------------------------------------
     NAME OF ISSUER                                INVESTMENT         OTHER             SOLE       SHARED       NONE
     --------------                                ----------         -----             ----       ------       ----
                                                   DISCRETION        MANAGERS
                                                   ----------        --------
  34 NU SKIN ENTREPRENUERS                        SHARED-DEFINED       WEP(2)           15,062
  35 USINTERNETWORKING INC.                       SHARED-DEFINED      JHWIII(1)      3,981,236
  36 SPECTRASITE HOLDINGS, INC.                   SHARED-DEFINED    JHWIII(1)       12,989,337
                                                                       WEP(2)
  37 VITAMINESHOPPE.COM                           SHARED-DEFINED      JHWIII(1)      1,092,849
  38 TELECORP PCS INC.                            SHARED-DEFINED    JHWIII(1)        9,341,071
                                                                       WEP(2)
  39 SCIQUEST.COM, INC.                           SHARED-DEFINED      JHWIII(1)        538,105
  40 TBM HOLDINGS INC.                            SHARED-DEFINED      JHWIII(1)      1,416,667
  41 CARESCIENCE INC.                             SHARED-DEFINED      JHWIII(1)      2,639,948
  42 WORLD ACCESS INC.                            SHARED-DEFINED        NONE            15,710
  43 EXFO NOV 01 $30 PUTS                         SHARED-DEFINED        NONE                                      100
  44 CD RADIO WARRANTS                            SHARED-DEFINED        NONE                                    6,000
  45 XM SATTELLITE RADIO INC WARRANTS             SHARED-DEFINED        NONE                                    5,000
  46 METRICOM WARRANTS                            SHARED-DEFINED        NONE                                    2,500
  47 CHARLES RIVER WARRANTS                       SHARED-DEFINED        NONE                                   24,700

----------
(1) J.H. WHITNEY III MANAGEMENT, LLC
(2) J.H. WHITNEY EQUITY PARTNERS, LLC